GOODWILL AND INTANGIBLES - Expected Amortization of Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Expected amortization for:
2014	$ 55,143
2015	42,830
2016	26,970
2017	10,012
2018	9,251
Thereafter	54,619
Net Carrying Value	$ 198,825	$ 19,086